/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending September 30, 1999

MFS Multimarket Income Trust
Date        Identification   Shares RepurchaseRepurchase       NAV       Broker
            of Security                       Price
9/13/99     Shares of        142,000          6.1875           7.06      Merrill
            Beneficial                                                   Lynch
            Interest
9/13/99     Shares of        8,000            6.125            7.06      Merrill
            Beneficial                                                   Lynch
            Interest
9/14/99     Shares of        50,000           6.1875           7.04      Merrill
            Beneficial                                                   Lynch
            Interest
9/16/99     Shares of        25,000           6.1875           7.04      Merrill
            Beneficial                                                   Lynch
            Interest
9/17/99     Shares of        50,000           6.1875           7.05      Merrill
            Beneficial                                                   Lynch
            Interest
9/20/99     Shares of        100,000          6.25             7.05      Merrill
            Beneficial                                                   Lynch
            Interest
9/22/99     Shares of        100,000          6.25             7.06      Merrill
            Beneficial                                                   Lynch
            Interest
9/23/99     Shares of        17,400           6.25             7.05      Merrill
            Beneficial                                                   Lynch
            Interest








Total Shares Repurchased: 492,400
Remarks: None.

MFS Multimarket Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer